Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 29, 2024	Jan. 19, 2024	Oct. 19, 2023	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023	Dec. 29, 2023	Dec. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period								5 years
Stock based compensation						$ 361	$ 1,065	$ 1,178	$ 295
Unrecognized expense				$ 5,042			5,042	$ 6,149
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)								0
Stock based compensation				72			$ 129
Instruments granted (in shares)							394,512,000
Unrecognized compensation expense				864			$ 864
Unrecognized expense, period of recognition							1 year 7 months 24 days
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation				275	$ 220	$ 361	$ 592	$ 971	$ 296
Unrecognized expense, period of recognition							1 year 10 months 6 days	2 years 10 days
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							1 year	1 year
Stock based compensation				172			$ 344	$ 207
Instruments granted (in shares)								172,806,000	0
Value issued to non-employees		$ 125
Unrecognized compensation expense				$ 199			$ 199	$ 545
Unrecognized expense, period of recognition							3 months 7 days	8 months 23 days
2008 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)											2,900,000
2023 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)			1,500,000
2023 Omnibus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)										12,900,000
Additional shares authorized, percent of shares outstanding	15.00%
Vesting percentage			20.00%
Vesting period			5 years
Expiration period			10 years
Expiration period, employee termination			90 days
2023 Omnibus Plan | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			33.33%
Vesting period			3 years
Expiration period			10 years
Expiration period, employee termination			90 days
2023 Omnibus Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			20.00%
Vesting period			5 years
Expiration period			10 years
Expiration period, employee termination			90 days